Note 15 - Income taxes: Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details
Current	$ 278,082	$ 463,265	$ 643,350
Deferred	0	74,616	(14,816)
Total income tax provision	$ 278,082	$ 537,881	$ 628,534